Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 17, 2024
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 25,629	$ 26,438	$ 25,132	$ 25,116	$ 25,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	512,570	528,759	502,641	502,314	500,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	27,533	28,094	26,605	26,262	25,000
S&P Target Date 2025 Index
Account Value [Line Items]
Account Value	$ 550,662	$ 561,876	$ 532,105	$ 525,236	$ 500,000